LEASES	6 Months Ended
Jun. 30, 2023
Leases
LEASES

NOTE G – LEASES

Short Term Leases

The Company leases facilities on a month to month basis. Total lease expense related to this short term lease for the three months ended June 30, 2023 and 2022, totaled $18,300 and $18,300, respectively, and for the six months ended June 30, 2023 and 2022, totaled $36,600 and $36,600, respectively.

Operating Leases

The Company leased facilities and office equipment under various operating leases, which generally are expected to be renewed or replaced by other leases. However, all of these leases were cancelled as of June 30, 2023. For the three month period ended June 30, 2023 and 2022, operating lease expense totaled $2,725 and $2,479, respectively, and for the six months ended June 30, 2023 and 2022, operating lease expense totaled $5,355 and $5,450, respectively.